Financing Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Financing Arrangements

NOTE 8 — Financing Arrangements

Long-term debt consists of the following:

			Carrying Value at
	Maturity Date	Interest Rate at March 31, 2017	March 31, 2017	December 31, 2016
			(In millions)
Senior Notes due 2021	April 1, 2021	8.125%	$250.0	$250.0
Revolving credit facility	July 31, 2019	4.10%	145.8	132.8
Term Loan	July 31, 2019	3.00%	22.3	23.4
Industrial Equipment Group European Facilities	December 21, 2021	3.25%	26.7	26.4
Capital Leases	Various	Various	19.9	18.8
Other	Various	Various	22.0	23.6

Gross debt			486.7	475.0
Less current portion of long-term debt			(25.3)	(25.8)
Less short-term debt			(4.4)	(5.0)
Less unamortized debt issuance costs			(5.0)	(5.2)

Total long-term debt, net			$452.0	$439.0

See Note 15 - Subsequent Events for a discussion of the Company’s refinancing of its Senior Notes (as defined below) and Amended Credit Agreement (as described below), and the repayment of its term loan on April 17, 2017.

On December 21, 2016, the Company, through its subsidiary, IEGE Industrial Equipment Holding Company Limited, entered into a financing agreement with Banco Bolbao Vizcaya Argentaria, S.A. The financing agreement provides the Company the ability to borrow up to $36.9 million , including a loan for $26.4 million for the acquisition of GH as well as a revolving credit facility for up to $10.5 million to fund working capital and general corporate needs. The full amount of the loan is outstanding as of March 31, 2017; no amounts have been drawn on the $10.5 million revolving credit facility as of March 31, 2017.

On April 22, 2016, the Company further amended its revolving credit facility (the “Amended Credit Agreement”) to

•	increase the revolving credit facility to $300.0 million;

•	increase the inventory advance rate from 50% to 65%, reducing back to 50% on a pro-rata quarterly basis over 36 months commencing July 1, 2016;

•	reload the term loan up to $35.0 million, of which $22.3 million has been borrowed and is outstanding as of March 31, 2017;

•	increase the Canadian sub-limit up to $35.0 million;

•	increase the European sub-limit up to $25.0 million; and

•	provide minor pricing adjustments including pricing the first $35.0 million drawn on the revolving credit facility at LIBOR plus 3.50%, reducing automatically on a pro-rata quarterly basis over 36 months commencing July 1, 2016.

Under the Amended Credit Agreement, a detailed borrowing base formula provides borrowing availability to the Company based on percentages of eligible accounts receivable and inventory. At the Company’s election, domestic amounts borrowed under the Amended Credit Agreement may be borrowed at either: LIBOR plus 1.5% to 2.5% ; or the bank’s prime lending rate minus 0.25% to 1.25% . The LIBOR-based interest rate is dependent on the Company’s debt service coverage ratio, as defined in the Amended Credit Agreement. Amounts borrowed under the sub-limit may be borrowed at either: the Canadian deposit offered rate plus 1.5% to 2.5%; the Canadian prime lending rate plus 0.0% to 1.0%; or the U.S. base rate plus 0.0% to 1.0%.

On October 21, 2015, the Company, through its Southwest Steel Processing LLC subsidiary, entered into a financing agreement with the Arkansas Development Finance Authority. The financing agreement provides the Company the ability to borrow up to $11.0 million for expansion of its manufacturing facility in Arkansas. The financing agreement matures in September 2025. The Company had $6.1 million of borrowings outstanding under this agreement as of March 31, 2017.

On August 13, 2015, the Company entered into a Capital Lease Agreement (the “Lease Agreement”). The Lease Agreement provides the Company up to $50.0 million for capital leases. Capital lease obligations of $19.9 million were borrowed under the Lease Agreement to acquire machinery and equipment as of March 31, 2017.

The term loan is amortized based on a seven -year schedule with the balance due at maturity (July 31, 2019). At the Company’s election, amounts borrowed under the term loan may be borrowed at either: LIBOR plus 2.0% to 3.0%; or the bank’s prime lending rate minus 0.75% to plus 0.25% .

The following table represents fair value information of the Company’s 8.125% Senior Notes due 2021 (the “Senior Notes”), classified as Level 1 using estimated quoted market prices.

	March 31, 2017	December 31, 2016
	(In millions)
Carrying amount	$250.0	$250.0
Fair value	$258.0	$257.5

NOTE 6 — Financing Arrangements

Long-term debt consists of the following:

			Carrying Value at
	Maturity Date	Interest Rate at December 31, 2016	December 31, 2016	December 31, 2015
			(In millions)
Senior Notes	April 1, 2021	8.125%	$250.0	$250.0
Revolving credit facility	July 31, 2019	2.80%	132.8	169.0
Term loan	July 31, 2019	2.88%	23.4	27.9
Industrial Equipment Group European Facilities	December 21, 2021	3.25%	26.4	—
Capital leases	Various	Various	18.8	17.7
Other	Various	Various	23.6	3.5

Gross debt			475.0	468.1
Less current portion of long-term debt			(25.8)	(17.8)
Less short-term debt			(5.0)	—
Less unamortized debt issuance costs (1)			(5.2)	(4.5)

Total long-term debt, net			$439.0	$445.8

(1)	Prior to the adoption of ASU 2015-03 in the first quarter of 2016, debt issuance costs of $4.5 million at December 31, 2015 were reflected in the consolidated balance sheet in Other long-term assets. Such amount was reclassified to Long-term debt for comparative purposes.

On December 21, 2016, the Company, through its subsidiary, Industrial Equipment Group European Holding Company Limited subsidiary, entered into a financing agreement with Banco Bolbao Vizcaya Argentaria, S.A. The financing agreement provides the Company the ability to borrow up to $36.9 million , including a loan for $26.4 million for the acquisition of GH as well as a revolving credit facility for up to $10.5 million to fund working capital and general corporate needs. The full amount of the loan is outstanding as of December 31, 2016; no amounts have been drawn on the revolving credit facility as of December 31, 2016.

In addition to the Agreement, the Company also assumed long-term debt of $8.9 million and short-term debt of $5.0 million as part of the GH acquisition.

On April 22, 2016, the Company further amended its credit facility (the “Amended Credit Agreement”) to:

•	increase the revolving credit facility to $300.0 million;

•	increases the inventory advance rate from 50% to 60% , reducing back to 50% on a pro-rata quarterly basis over 36 months commencing July 1, 2016;

•	reload the term loan up to $35.0 million , of which $23.4 million has been borrowed and is outstanding as of December 31, 2016;

•	increases the Canadian sub-limit up to $35.0 million;

•	increases the European sub-limit up to $25.0 million; and

•	provide minor pricing adjustments including pricing the first $35.0 million drawn on the revolver at LIBOR + 3.50%, reducing automatically on a pro-rata quarterly basis over 36 months commencing July 1, 2016.

Under the Amended Credit Agreement, a detailed borrowing base formula provides borrowing availability to the Company based on percentages of eligible accounts receivable and inventory.

At the Company’s election, domestic amounts borrowed under the revolving credit facility may be borrowed at either: LIBOR plus 1.5% to 2.5% ; or the bank’s prime lending rate minus 0.25% to 1.25%. The LIBOR-based interest rate is dependent on the Company’s debt service coverage ratio, as defined in the Amended Credit Agreement.

Amounts borrowed under the Canadian revolving credit facility provided by the Amended Credit Agreement may be borrowed at either: the Canadian deposit offered rate plus 1.5% to 2.5%; the Canadian prime lending rate plus 0.0% to 1.0%; or the US base rate plus 0.0% to 1.0%.

On October 21, 2015, the Company, through its subsidiary, Southwest Steel Processing LLC, entered into a financing agreement with the Arkansas Development Finance Authority. The agreement provides the Company the ability to borrow up to $11.0 million for expansion of its manufacturing facility in Arkansas. The loan matures in September 2025. The Company has borrowed $6.2 million under this agreement as of December 31, 2016.

On August 13, 2015, the Company entered into a capital lease agreement (the “Lease Agreement”). The Lease Agreement provides the Company up to $50.0 million for capital leases. See Note 10 for additional disclosure.

The term loan is amortized based on a seven -year schedule with the balance due at maturity (July 31, 2019). The Amended Credit Agreement also reduced the commitment fee for the revolving credit facility. At the Company’s election, amounts borrowed under the term loan may be borrowed at either: LIBOR plus 2.0% to 3.0%; or the bank’s prime lending rate minus 0.75% to plus 0.25%.

At December 31, 2016, the Company had approximately $106.2 million of unused borrowing capacity under the revolving credit facility.

The following table represents fair value information of the Company’s senior notes due 2021 (the “Senior Notes”), classified as Level 1, at December 31, 2016 and 2015. The fair value was estimated using quoted market prices.

	December 31, 2016	December 31, 2015
	(In millions)
Carrying amount	$250.0	$250.0
Fair value	$257.5	$263.4

Maturities of short-term and long-term debt, excluding capital leases, during each of the five years subsequent to December 31, 2016 are as follows:

(In millions)
2017	$24.7
2018	$20.8
2019	$138.4
2020	$8.1
2021	$263.1

Foreign subsidiaries of the Company had $42.4 million of borrowings at December 31, 2016 and $0.8 million at December 31, 2015 and outstanding bank guarantees of approximately $ 9.9 million and $ 3.9 million at December 31, 2016 and 2015, respectively, under their credit arrangements.

The Senior Notes are general unsecured senior obligations of the Company and are fully and unconditionally guaranteed on a joint and several basis by all material 100% owned domestic subsidiaries of the Company. Provisions of the indenture governing the Senior Notes and the Credit Agreement contain restrictions on the Company’s ability to incur additional indebtedness, to create liens or other encumbrances, to make certain payments, investments, loans and guarantees and to sell or otherwise dispose of a substantial portion of assets or to merge or consolidate with an unaffiliated entity. At December 31, 2016, the Company was in compliance with all financial covenants of the Credit Agreement.

The weighted average interest rate on all debt was 5.73% at December 31, 2016 and 5.47% at December 31, 2015.